Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Bank Borrowings [Line Items]
Total bank borrowings		$ 358,021	$ 432,101
Loan I [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	[1]		27,995
Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	[2]	175,288	200,640
Loan III [Member]
Schedule of Bank Borrowings [Line Items]
Total bank borrowings	[3]	$ 182,733	$ 203,466

[1]	On December 15, 2021, the Company borrowed a term loan from a financial institution in the amount of HKD2,050,000 (approximately $264,000) (“Loan I”), which is repayable by 60 monthly installments in average amount of HKD36,888 (approximately $4,800) with the first installment to be paid on January 15, 2022. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2025 and 2024, effective interest rates for this loan were 2.31% and 2.98% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU. Such term loan was fully settled in December 2025.
[2]	On August 30, 2022, the Company borrowed a term loan from a financial institution in the amount of HKD2,100,000 (approximately $268,000) (“Loan II”), which is repayable by 120 monthly installments in average amount of HKD20,831 (approximately $2,700) with the first installment to be paid on September 30, 2022. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2026, 2025 and 2024, effective interest rates for this loan were 2.66%, 3.06% and 3.47% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU and Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU.
[3]	On February 27, 2023, the Company borrowed a term loan from a financial institution in the amount of HKD1,805,000 (approximately $230,000) (“Loan III”), which is repayable by 132 monthly installments in average amount of HKD16,808 (approximately $2,100) with the first installment to be paid on March 27, 2023. The loan bears an annual interest rate at the Hong Kong Prime Rate minus 2.5%. For the years ended June 30, 2026, 2025 and 2024, effective interest rates for this loan were 2.69%, 3.09% and 3.61% per annum, respectively. The loan was secured by joint personal guarantee provided by Ms. Nana CHAN, shareholder of BUUU, Suk Ling CHEUNG, spouse of Wai Kwong POON who is the shareholder of BUUU and Sze Ho LI, minority shareholder of BU Workshop.